Operating Leases (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Operating Leases [Abstract]
Operating Leases
Note 7 — Operating Leases
The Company leases a 23,000 square foot facility located in Eden Prairie, Minnesota for office and manufacturing space under a non-cancelable operating lease that expires in March 2027. In November 2021, the Company entered into a fourth amendment to the lease, extending the term of the lease from March 31, 2022 to March 31, 2027. This facility serves as our corporate headquarters and houses substantially all our functional departments. Monthly rent and common area maintenance charges, including estimated property tax for our headquarters, total approximately $32,000. The lease contains provisions for annual inflationary adjustments. Rent expense is being recorded on a straight-line basis over the term of the lease. Beginning on April 1, 2022, the annual base rent was $10.50 per square foot, subject to future annual increases of $0.32 to $0.34 per square foot.

Note 8—Operating Leases
The Company leases a 23,000 square foot facility located in Eden Prairie, Minnesota for office and manufacturing space under a non-cancelable operating lease that expires in March 2027. In November 2021, the Company entered into a fourth amendment to the lease, extending the term of the lease from March 31, 2022 to March 31, 2027. This facility serves as our corporate headquarters and houses substantially all our functional areas. Monthly rent and common area maintenance charges, including estimated property tax for our headquarters, total approximately $31,000. The lease contains provisions for annual inflationary adjustments. Rent expense is being recorded on a straight-line basis over the term of the lease. Beginning on April 1, 2022, the annual base rent was $10.50 per square foot, subject to annual increases of $0.32 to $0.34 per square foot thereafter.
The cost components of the Company’s operating lease were as follows for the year ended December 31:

(in thousands)	2022	2021
Operating lease cost	$238	$219
Variable lease cost	127	123
Total	$365	$342
Variable lease costs consist primarily of taxes, insurance, and common area or other maintenance costs for our leased office and manufacturing space.
Maturities of our lease liability for the Company’s operating lease are as follows as of December 31:

(in thousands)	2022
2023	$249
2024	257
2025	264
2026	272
2027	69
Total lease payments	1,111
Less: Interest	(155)
Present value of lease liability	$956
As of December 31, 2022, and 2021, the remaining lease terms were 4.25 and 5.25 years, respectively, and discount rates were 6.25% and 7.5% respectively. For the years ended December 31, 2022, and 2021, the operating cash outflows from the Company’s operating lease for office and manufacturing space were $238,000 and $219,000, respectively.